Contract liabilities	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Contract liabilities

31.Contract liabilities

	31 December	31 December
	2024	2023
Long-term contract liabilities	2,152,853	1,723,399
Short-term contract liabilities	1,522,500	1,894,999
	3,675,353	3,618,398

Contract liabilities primarily consists of telecommunication service for infrastructure usage and top-up made by prepaid subscribers.

Revenue recognized in the current reporting period relating to carried forward contract liabilities is TL1,894,999 (2023: TL 2,023,712).

The following table shows unsatisfied performance obligation result as of 31 December 2024;

	31 December	31 December
	2024	2023
Telecommunications service	2,338,217	3,032,965
Equipment revenues	1,453,999	1,348,376
	3,792,216	4,381,341

Management expects that 49% of the transaction price allocated to the unsatisfied contracts as of 31 December 2024 will be recognized as revenue during 2025. The remaining 51% will be recognized in next years.